Capital Stock - Schedule of Repurchase Activities under NCIB and SVS Held for Delivery under SBC Plans (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 67.3	$ 75.5	$ 19.9
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 9.2	$ 22.4	$ 16.7
Subordinate voting shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of SVS repurchased for cancellation (in millions) (in shares)	8.3	6.8	1.9
Number of SVS held by trustee for delivery under SBC plans (in shares)	1.7	1.9	0.8
Value of SVS held by trustee for delivery under SBC plans	$ 14.8	$ 20.2	$ 8.7
Subordinate voting shares | 2017 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation		$ 75.5	$ 19.9
Number of SVS repurchased for cancellation (in millions) (in shares)		6.8	1.9
Weighted average price per share for repurchases (in usd per share)		$ 11.10	$ 10.58
Aggregate cost of SVS repurchased for delivery under SBC plans		$ 22.4	$ 16.7
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)		2.1	1.4
Subordinate voting shares | 2018 NCIB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate cost of SVS repurchased for cancellation	$ 67.3
Number of SVS repurchased for cancellation (in millions) (in shares)	8.3
Weighted average price per share for repurchases (in usd per share)	$ 8.15
Aggregate cost of SVS repurchased for delivery under SBC plans	$ 9.2
Number of SVS repurchased for delivery under SBC plans (in millions) (in shares)	1.2